Commitments and Contingencies	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8.         Commitments and Contingencies

Employment Agreements

We have employment agreements with three of our corporate officers, which provide for base salaries, participation in employee benefit programs including our stock option plans and severance payments for termination without cause.

Related Party Consulting Agreement

On November 18, 2008, we entered into a four-month (extended in March 2009 on a month-to-month basis) consulting agreement at a rate of $7,500 per month with a company owned by one of our directors who also serves as the Chairman of our Compensation committee.  The consulting firm is currently providing assistance in the areas of due diligence support, “green” market opportunity identification and evaluation, Board of Director candidate identification and evaluation and other services as our Board may determine.

Rental Agreements

We rent approximately 1,100 square feet of office space in Lynnfield, Massachusetts, on a rolling six-month basis at $1,250 per month. For the years ended September 30, 2011 and 2010, total rental expense in connection with this real estate lease amounted to $15,000 per year, respectively.

During fiscal year 2010, our dual fuel subsidiary rented office and warehousing space on a tenant at will basis from M&R Development (“M&R”), a company co-owned by an American Power Group employee and recorded rent expense of $74,949. On October 1, 2010 they signed a one-year lease with M&R for additional office space and warehouse space at an annual rental of $106,968.  On October 1, 2011, a new 2 year lease was signed with M&R at an annual rental of $120,000. The lease maybe renewed for an additional 2 year term at a mutually agreed upon rate.

Lease Settlement Obligations

In 2006 we received notice from the Georgia landlord indicating that our former Georgia subsidiary was in default under the lease due to its insolvent financial condition. The landlord agreed to waive the default but required that all current and future rights and obligations under the lease be assigned to GreenMan Technologies, Inc. pursuant to a March 2001 guaranty agreement.  We have the right to terminate the Georgia lease with 6 months notice but are obligated to continue to pay rent until the earlier to occur of (1) the sale by the landlord of the premises; (2) the date on which a new long term tenant takes over; or (3) three years from the date on which we vacate the property. As a result we have recorded a lease settlement obligation of $574,058 representing the net present value of the 36 month maximum obligation due under the new amended agreement. We currently sublease a portion of the property to two entities with one paying $4,250 per month under a lease agreement expiring in February 2013 and the other paying $7,500 per month on a tenant-at-will basis. During fiscal 2011 and 2010, we had rental income of $126,000 and $86,057, respectively, associated with the Georgia property and rental expense of $304,555 and $309,720 respectively.

Litigation

We received notice on January 26, 2011 that the Orland Unified School District, Orland, California had filed a complaint in the Glen County Superior Court in the State of California against Green Tech Products and its subsidiaries, GreenMan Technologies and several other unrelated parties seeking general monetary damages, exemplary damages, other statutory damages, attorneys’ fees and costs and other equitable remedies relating to their dissatisfaction with the installation of several playground equipment and tile projects during 2008.  We believe the case was without merit and that we had substantial defenses against the plaintiff’s claims. To avoid further expenses of litigation, however, on August 5, 2011, we entered into a settlement agreement with the plaintiff. Under this agreement, the plaintiff agreed to dismiss its lawsuit and to release all of its claims against all of the defendants, in exchange for our agreement to pay the plaintiff $100,000, of which $50,000 was paid within seven days of the execution of the agreement and $25,000 is payable on each of the first and second anniversaries of the execution of the agreement.